Condensed group statement of changes in equity - USD ($) $ in Millions	Total	BP shareholders' equity	Non-controlling interests
Equity outstanding, beginning of period at Dec. 31, 2016	$ 96,843	$ 95,286	$ 1,557
Total comprehensive income	3,923	3,835	88
Dividends	(2,927)	(2,850)	(77)
Share-based payments, net of tax	334	334	0
Share of equity-accounted entities' changes in equity, net of tax	198	198	0
Transactions involving non-controlling interests, net of tax	90	0	90
Equity outstanding, end of period at Jun. 30, 2017	98,461	96,803	1,658
Equity outstanding, beginning of period at Dec. 31, 2017	100,404	98,491	1,913
Total comprehensive income	4,953	4,848	105
Dividends	(3,626)	(3,556)	(70)
Cash flow hedges transferred to the balance sheet, net of tax	5	5	0
Repurchase of ordinary share capital	(200)	(200)	0
Share-based payments, net of tax	414	414	0
Transactions involving non-controlling interests, net of tax	0	(1)	1
Equity outstanding, end of period at Jun. 30, 2018	$ 101,770	$ 99,821	$ 1,949